Long-term Debt and Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Obligations
The following is a summary of long-term debt and lease obligation (in thousands):

	December 31,
	2018	2017
Senior secured second-priority lien notes (maturing December 15, 2021)	$120,569	$120,569
Senior secured third-priority lien notes (redeemed March 26, 2018)	—	28,497
Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a)	—	10,000
Equipment capital leases	2,938	279
Other debt	1,159	1,382
Costs associated with issuances of debt	(2,925)	(3,983)
Total	121,741	156,744
Current portion of long-term debt and lease obligations	(2,228)	(40,024)
Non-current portion of long-term debt and lease obligations	$119,513	$116,720

(a) The maturity of the revolving credit facility will accelerate to December 15, 2021 if the Company is unable to repay or extend the maturity of the Second Lien Notes.

Debt Instrument Redemption Percentages
On or after December 15, 2019, the Company may on one or more occasions redeem all or a part of the Second Lien Notes at the redemption prices set forth below, plus accrued and unpaid interest and special interest, if any, on the Second Lien Notes redeemed during the twelve-month period beginning on December 15th of the years indicated below:

Date	Percentage
2019	105.500%
2020	103.500%
2021 and thereafter	100.000%

Equipment Capital Leases
A summary of future principal obligations under long-term debt and equipment capital lease obligations follows (in thousands):

Years Ending December 31,	Short-Term and Long-Term Debt	Capital Lease Obligations	Other Financing	Total
2019	$—	$1,069	1,159	$2,228
2020	—	1,135	—	1,135
2021	120,569	734	—	121,303
Total	$120,569	$2,938	$1,159	$124,666